Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Granted in 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 0	$ 3.41	$ 4.61
Granted in 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	2.79	3.14	4.19
Granted in 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	2.7	3.06	4.11
Granted in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	4.27	4.57	5.77
Granted in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	5.64	6	7.39
Granted in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	8.56	8.91	0
Granted In 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for options outstanding	$ 7.23	$ 0	$ 0